Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Asset

Net deferred tax assets consist of the following components as of:

	December 31, 2017	December 31, 2016
Deferred tax assets	$642,402	$59,126
Less: valuation allowance	(642,402)	(59,126)
Deferred tax assets, net	$-	$-